Debt Instruments (Details Narrative) (USD $)	Mar. 31, 2014	Dec. 31, 2013
Debt Instruments Details Narrative
Note Payable in the long-term	$ 56,422	$ 62,755
Note Payable in short-term	$ 25,146	$ 175,000